Leases (Future Minimum Lease Payments To Be Received Pursuant To Sales-Type Leases) (Detail) (Sales-Type Leases [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Sales-Type Leases [Member]
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Future Lease Payments, 2014	$ 474
Future Lease Payments, 2015	433
Future Lease Payments, 2016	322
Future Lease Payments, 2017	199
Future Lease Payments, 2018	72
Future Lease Payments, Thereafter	3
Future Lease Payments, Total	$ 1,503